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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

Evergreen Select Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 2 of its series, Evergreen Strategic Growth Fund and Evergreen Special Equity Fund, for the six months ended March 31, 2004. These 2 series have a 9/30 fiscal year end.

Date of reporting period: March 31, 2004

Item 1 - Reports to Stockholders.

Evergreen Strategic Growth Fund

Evergreen Strategic Growth Fund-Formerly, Select Strategic Growth Fund: Semiannual Report as of March 31, 2004

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Strategic Growth Fund, which covers the six-month period ended March 31, 2004.

Equity investors continued to benefit from the powerful growth in Gross Domestic Product (GDP) and profits over the past six months ended March 31, 2004. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these catalysts, equity investors had the added benefit of the most attractive tax rates on dividends and capital gains in more than 50 years.

After emerging relatively unscathed from the volatile interest rate environment of the third quarter in 2003, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing

1

LETTER TO SHAREHOLDERS continued

activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

After third quarter 2003 GDP growth in excess of 8%, the U.S. economy was tracking for 4% growth in the fourth quarter. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger profit margin expansion, which propelled earnings higher. The gathering momentum throughout the economy led to upward revisions for fourth quarter earnings, and equities continued to trend higher.

Record levels of productivity growth were enhanced by major increases in capital investment. Indeed, spending on equipment and software grew by approximately 15% in the second half of 2003, and forecasts suggested a similar pace during the first half of 2004. The more productive workers became, however, the less inclined businesses were to increase payrolls. Concerns over a jobless recovery mounted, resulting in temporary periods of volatility within the equity markets. Yet, seemingly every time these concerns increased, Fed officials responded with positive commentary indicating that monetary policy would remain accommodative for a "considerable period."

The momentum in the economy and corporate profitability carried over into the new year. Operating earnings for companies in the Standard & Poor's 500 Index surged by 28% in the fourth quarter of

2

LETTER TO SHAREHOLDERS continued

2003 and strong demand in the first quarter led to positive revisions for 2004 earnings forecasts. The equity markets initially responded favorably to the improving outlook for profits, yet pulled back as the quarter progressed due to rising geopolitical tensions. Terrorist activity in Spain and the problems in Iraq at times weighed heavily on investor sentiment. In addition, fears of rising interest rates started to emerge as the investment period concluded.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

W. Shannon Reid, CFA
Large Cap Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/31/1994

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	11/24/1997	2/27/1998	10/10/2003

Nasdaq symbol	ESGAX	ESGBX	ESGTX	ESGIX	ESGSX	ESGRX

6-month return with sales charge	5.87%	6.95%	10.95%	N/A	N/A	N/A

6-month return w/o sales charge	12.32%	11.95%	11.95%	12.50%	12.33%	12.35%

Average annual return*

1 year with sales charge	21.66%	23.20%	27.19%	N/A	N/A	N/A

1 year w/o sales charge	29.10%	28.20%	28.19%	29.45%	29.12%	29.28%

5 year	-1.61%	-1.11%	-0.84%	-0.28%	-0.54%	-0.31%

Since portfolio inception	11.58%	12.04%	12.05%	12.39%	12.10%	12.38%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C, I or IS shares, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month end performance information for the R shares. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C, IS and R prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, 0.50% for Class R, and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower. Historical performance for Class I prior to 11/24/1997 is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Strategic Growth Fund Class A shares,1 versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,			Year Ended
CLASS A		2003[1]	2002[1]	2001[2]	June 30, 2001[3]
Net asset value, beginning of period	$22.16	$18.86	$22.88	$28.32	$29.11
Income from investment operations
Net investment income (loss)	-0.04	-0.02	0.04	0.02	0.01
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.77	3.35	-4.02	-5.44	-0.79
Total from investment operations	2.73	3.33	-3.98	-5.42	-0.78
Distributions to shareholders from
Net investment income	0	-0.03	-0.04	-0.02	-0.01
Net asset value, end of period	$24.89	$22.16	$18.86	$22.88	$28.32
Total return[4]	12.32%	17.65%	-17.40%	-19.15%	-2.69%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,405	$7,031	$626	$21	$14
Ratios to average net assets
Expenses[5]	1.02%[6]	1.06%	1.01%	1.01%[6]	1.14%[6]
Net investment income (loss)	-0.05%[6]	-0.11%	0.20%	0.12%[6]	0.14%[6]
Portfolio turnover rate	70%	206%	171%	38%	207%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,			Year Ended
CLASS B		2003[1]	2002[1]	2001[2]	June 30, 2001[3]
Net asset value, beginning of period	$21.84	$18.72	$22.83	$28.30	$29.11
Income from investment operations
Net investment loss	-0.11	-0.16	-0.15	-0.02	-0.01
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.72	3.29	-3.94	-5.45	-0.80
Total from investment operations	2.61	3.13	-4.09	-5.47	-0.81
Distributions to shareholders from
Net investment income	0	-0.01	-0.02	0	0
Net asset value, end of period	$24.45	$21.84	$18.72	$22.83	$28.30
Total return[4]	11.95%	16.72%	-17.93%	-19.32%	-2.78%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,494	$1,795	$474	$56	$31
Ratios to average net assets
Expenses[5]	1.78%[6]	1.76%	1.76%	1.72%[6]	1.80%[6]
Net investment loss	-0.88%[6]	-0.80%	-0.68%	-0.49%[6]	-0.31%[6]
Portfolio turnover rate	70%	206%	171%	38%	207%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,			Year Ended
CLASS C		2003[1]	2002[1]	2001[2]	June 30, 2001[3]
Net asset value, beginning of period	$21.85	$18.72	$22.84	$28.31	$29.11
Income from investment operations
Net investment loss	-0.11	-0.17	-0.15	-0.01	-0.02
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.72	3.31	-3.95	-5.46	-0.78
Total from investment operations	2.61	3.14	-4.10	-5.47	-0.80
Distributions to shareholders from
Net investment income	0	-0.01	-0.02	0	0
Net asset value, end of period	$24.46	$21.85	$18.72	$22.84	$28.31
Total return[4]	11.95%	16.77%	-17.97%	-19.32%	-2.75%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,663	$1,916	$242	$45	$31
Ratios to average net assets
Expenses[5]	1.78%[6]	1.77%	1.76%	1.73%[6]	1.93%[6]
Net investment loss	-0.88%[6]	-0.80%	-0.67%	-0.53%[6]	-0.84%[6]
Portfolio turnover rate	70%	206%	171%	38%	207%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,			Year Ended June 30,
CLASS I		2003[1]	2002[1]	2001[2]	2001	2000	1999
Net asset value, beginning of period	$22.26	$18.91	$22.89	$28.32	$52.48	$41.94	$38.41
Income from investment operations
Net investment income	0.02	0.04	0.07	0.03	0.15	0.04	0.08
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.76	3.35	-3.99	-5.43	-12.92	18.58	6.80
Total from investment operations	2.78	3.39	-3.92	-5.40	-12.77	18.62	6.88
Distributions to shareholders from
Net investment income	-0.02	-0.04	-0.06	-0.03	-0.15	-0.03	-0.09
Net realized gains	0	0	0	0	-11.24	-8.05	-3.26
Total distributions to shareholders	-0.02	-0.04	-0.06	-0.03	-11.39	-8.08	-3.35
Net asset value, end of period	$25.02	$22.26	$18.91	$22.89	$28.32	$52.48	$41.94
Total return	12.50%	17.93%	-17.16%	-19.08%	-30.19%	52.26%	19.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,404,223	$1,273,672	$845,179	$625,442	$713,743	$817,618	$481,119
Ratios to average net assets
Expenses[3]	0.78%[4]	0.76%	0.76%	0.73%[4]	0.73%	0.72%	0.72%
Net investment income	0.13%[4]	0.21%	0.31%	0.41%[4]	0.38%	0.80%	0.24%
Portfolio turnover rate	70%	206%	171%	38%	207%	152%	155%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,			Year Ended June 30,
CLASS IS		2003[1]	2002[1]	2001[2]	2001	2000	1999
Net asset value, beginning of period	$22.00	$18.72	$22.71	$28.10	$52.21	$41.83	$38.36
Income from investment operations
Net investment income (loss)	-0.02	-0.01	0.01	0.01	0.09	-0.05	0.04
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.73	3.32	-3.96	-5.38	-12.89	18.48	6.73
Total from investment operations	2.71	3.31	-3.95	-5.37	-12.80	18.43	6.77
Distributions to shareholders from
Net investment income	0	-0.03	-0.04	-0.02	-0.07	0	-0.04
Net realized gains	0	0	0	0	-11.24	-8.05	-3.26
Total distributions to shareholders	0	-0.03	-0.04	-0.02	-11.31	-8.05	-3.30
Net asset value, end of period	$24.71	$22.00	$18.72	$22.71	$28.10	$52.21	$41.83
Total return	12.33%	17.68%	-17.40%	-19.13%	-30.39%	51.87%	18.88%
Ratios and supplemental data
Net assets, end of period (thousands)	$16,784	$14,924	$14,142	$15,082	$19,508	$23,719	$12,650
Ratios to average net assets
Expenses[3]	1.03%[4]	1.01%	1.01%	0.98%[4]	0.98%	0.97%	0.97%
Net investment income (loss)	-0.13%[4]	-0.04%	0.04%	0.15%[4]	0.14%	-0.17%	-0.03%
Portfolio turnover rate	70%	206%	171%	38%	207%	152%	155%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Six Months Ended March 31, 2004 (unaudited)[1,2]

CLASS R
Net asset value, beginning of period	$23.27
Income from investment operations
Net investment loss	-0.02
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.76
Total from investment operations	1.74
Net asset value, end of period	$25.01
Total return	7.48%
Ratios and supplemental data
Net assets, end of period (thousands)	$1
Ratios to average net assets
Expenses[3]	1.13%[4]
Net investment loss	-0.21%[4]
Portfolio turnover rate	70%

[1]   For the period from October 10, 2003 (commencement of class operations), to March 31, 2004.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 97.3%
CONSUMER DISCRETIONARY 14.9%
Hotels, Restaurants & Leisure 2.6%
GTECH Holdings Corp. (p)	249,875	$ 14,777,607
International Game Technology, Inc.	419,450	18,858,472
Station Casinos, Inc.	79,500	3,511,515
37,147,594
Household Durables 1.0%
Fortune Brands, Inc.	196,608	15,066,071
Internet & Catalog Retail 2.0%
eBay, Inc. *	413,495	28,667,608
Media 2.6%
Getty Images, Inc. *(p)	312,786	16,884,188
Walt Disney Co.	809,725	20,235,028
37,119,216
Specialty Retail 4.2%
Bed Bath & Beyond, Inc. *	350,975	14,656,716
Best Buy Co., Inc.	447,728	23,156,492
Lowe's Companies, Inc.	396,320	22,245,442
60,058,650
Textiles, Apparel & Luxury Goods 2.5%
Coach, Inc. *	297,475	12,193,500
Columbia Sportswear Co. *(p)	417,278	23,133,893
35,327,393
CONSUMER STAPLES 10.4%
Beverages 3.2%
Coca-Cola Co.	252,100	12,680,630
PepsiCo, Inc.	617,300	33,241,605
45,922,235
Food & Staples Retailing 2.5%
SYSCO Corp.	288,625	11,270,806
Wal-Mart Stores, Inc.	403,579	24,089,631
35,360,437
Food Products 2.0%
H.J. Heinz Co.	192,100	7,163,409
Hershey Foods Corp.	167,235	13,855,420
Kellogg Co.	182,300	7,153,452
28,172,281
Household Products 2.7%
Colgate-Palmolive Co.	126,550	6,972,905
Procter & Gamble Co.	305,984	32,091,602
39,064,507
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 1.1%
Oil & Gas 1.1%
Apache Corp.	368,431	$ 15,905,166
FINANCIALS 10.6%
Capital Markets 5.6%
Franklin Resources, Inc.	197,400	10,991,232
Goldman Sachs Group, Inc.	174,409	18,199,579
Legg Mason, Inc.	160,808	14,919,767
Merrill Lynch & Co., Inc.	333,384	19,856,351
T. Rowe Price Group, Inc.	308,864	16,626,149
80,593,078
Consumer Finance 1.6%
American Express Co.	426,666	22,122,632
Diversified Financial Services 1.8%
Citigroup, Inc.	498,800	25,787,960
Insurance 1.6%
American International Group, Inc.	326,708	23,310,616
Real Estate 0.0%
Franklin Capital Associates LP (h)	500,000	24,428
HEALTH CARE 19.8%
Health Care Equipment & Supplies 2.7%
Guidant Corp.	337,150	21,365,195
Varian Medical Systems, Inc. *	205,399	17,727,988
39,093,183
Health Care Providers & Services 4.8%
Aetna, Inc.	103,700	9,303,964
Anthem, Inc. *(p)	163,712	14,838,856
Caremark Rx, Inc. *(p)	538,650	17,910,113
Select Medical Corp.	1,129,675	18,865,572
UnitedHealth Group, Inc.	109,150	7,033,626
67,952,131
Pharmaceuticals 12.3%
Gilead Sciences, Inc. *	344,750	19,226,707
Johnson & Johnson Co.	435,221	22,074,409
Merck & Co., Inc.	240,108	10,610,372
Pfizer, Inc.	2,044,011	71,642,586
Pharmaceutical Resources, Inc. *	299,410	17,024,453
Teva Pharmaceutical Industries, Ltd., ADR (p)	383,238	24,301,122
Wyeth	296,882	11,147,919
176,027,568
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 12.7%
Commercial Services & Supplies 3.7%
Apollo Group, Inc., Class A *	228,307	$ 19,659,516
Corporate Executive Board Co.	344,850	16,207,950
Manpower, Inc.	379,475	17,645,587
53,513,053
Industrial Conglomerates 7.6%
3M Co.	361,397	29,587,572
General Electric Co.	1,987,636	60,662,651
Tyco International, Ltd.	630,650	18,068,123
108,318,346
Machinery 1.4%
Deere & Co.	284,250	19,701,367
INFORMATION TECHNOLOGY 26.2%
Communications Equipment 5.4%
Avaya, Inc. *(p)	362,371	5,754,451
Cisco Systems, Inc. *	1,805,405	42,463,126
Nortel Networks Corp. *	1,360,325	8,080,330
QUALCOMM, Inc.	314,342	20,878,596
77,176,503
Computers & Peripherals 3.0%
Dell, Inc. *	369,156	12,411,025
EMC Corp. *	2,279,392	31,022,525
43,433,550
Electronic Equipment & Instruments 1.0%
Flextronics International, Ltd. *	802,779	13,823,855
Internet Software & Services 1.0%
Yahoo!, Inc. *	302,200	14,683,898
Semiconductors & Semiconductor Equipment 10.6%
Applied Materials, Inc. *	1,041,590	22,269,194
Cypress Semiconductor Corp. *(p)	530,475	10,858,823
Intel Corp.	2,588,599	70,409,893
Marvell Technology Group, Ltd. *	347,200	15,641,360
Texas Instruments, Inc.	1,093,155	31,941,989
151,121,259
Software 5.2%
Electronic Arts, Inc. *	690,265	37,246,699
Microsoft Corp.	1,468,784	36,675,537
73,922,236
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunications Services 1.6%
Nextel Communications, Inc., Class A	940,395	$ 23,255,968
Total Common Stocks (cost $1,240,830,008)		1,391,672,789
SHORT-TERM INVESTMENTS 7.4%
MUTUAL FUND SHARES 7.4%
Evergreen Institutional Money Market Fund (o)	56,429,362	56,429,362
Navigator Prime Portfolio (pp)	49,425,484	49,425,484
Total Short-Term Investments (cost $105,854,846)		105,854,846
Total Investments (cost $1,346,684,854) 104.7%		1,497,527,635
Other Assets and Liabilities (4.7%)		(66,956,352)
Net Assets 100.0%		$ 1,430,571,283

(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004  (unaudited)

Assets
Identified cost of securities	$ 1,346,684,854
Net unrealized gains on securities	150,842,781

Market value of securities	1,497,527,635
Receivable for securities sold	18,043,012
Receivable for Fund shares sold	1,835,422
Dividends receivable	858,350
Receivable for securities lending income	6,585
Prepaid expenses and other assets	121,806

Total assets	1,518,392,810

Liabilities
Payable for securities purchased	36,621,101
Payable for Fund shares redeemed	1,658,032
Payable for securities on loan	49,425,484
Advisory fee payable	24,243
Distribution Plan expenses payable	292
Due to other related parties	10,341
Accrued expenses and other liabilities	82,034

Total liabilities	87,821,527

Net assets	$ 1,430,571,283

Net assets represented by
Paid-in capital	$ 1,715,785,772
Overdistributed net investment income	(388,350)
Accumulated net realized losses on securities and foreign currency related transactions	(435,668,920)
Net unrealized gains on securities	150,842,781

Total net assets	$ 1,430,571,283

Net assets consists of
Class A	$ 4,404,682
Class B	2,494,462
Class C	2,663,454
Class I	1,404,223,182
Class IS	16,784,428
Class R	1,075

Total net assets	$ 1,430,571,283

Shares outstanding
Class A	176,951
Class B	102,003
Class C	108,880
Class I	56,126,206
Class IS	679,121
Class R	43

Net asset value per share
Class A	$ 24.89
Class A -- Offering price (based on sales charge of 5.75%)	$ 26.41
Class B	$ 24.45
Class C	$ 24.46
Class I	$ 25.02
Class IS	$ 24.71
Class R	$ 25.01

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2004  (unaudited)

Investment income
Dividends (net of foreign witholding taxes of $6,889)	$ 6,246,659

Expenses
Advisory fee	4,289,313
Distribution Plan expenses
Class A	7,185
Class B	11,227
Class C	12,365
Class IS	20,547
Class R	2
Administrative services fee	691,215
Transfer agent fees	91,888
Trustees' fees and expenses	14,320
Printing and postage expenses	40,943
Custodian and accounting fees	164,028
Registration and filing fees	46,619
Professional fees	14,582
Other	26,331

Total expenses	5,430,565
Less: Expense reductions	(1,827)
Expense reimbursements	(1,277)

Net expenses	5,427,461

Net investment income	819,198

Net realized and unrealized gains or losses on securities
Net realized gains on securities	97,269,387
Net change in unrealized gains or losses on securities	60,286,447

Net realized and unrealized gains or losses on securities	157,555,834

Net increase in net assets resulting from operations	$ 158,375,032

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2004		Year Ended
	(unaudited) (a)		September 30, 2003

Operations
Net investment income		$ 819,198		$ 2,096,620
Net realized gains or losses on securities		97,269,387		(16,415,571)
Net change in unrealized gains or losses on securities		60,286,447		182,901,089

Net increase in net assets resulting from operations		158,375,032		168,582,138

Distributions to shareholders from
Net investment income
Class A		(122)		(7,500)
Class B		0		(810)
Class C		0		(894)
Class I		(1,204,427)		(2,050,429)
Class IS		(1,934)		(19,936)

Total distributions to shareholders		(1,206,483)		(2,079,569)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	117,953	2,860,204	420,748	9,084,598
Class B	34,243	818,095	65,019	1,323,449
Class C	42,090	1,016,299	86,780	1,798,895
Class I	9,425,496	228,916,410	27,428,471	567,204,914
Class IS	251,764	6,052,822	250,423	5,202,257
Class R	43	1,000	0	0

		239,664,830		584,614,113

Net asset value of shares issued in reinvestment of distributions
Class A	4	103	297	6,563
Class B	0	0	33	717
Class C	0	0	36	793
Class I	13,834	341,504	33,990	726,439
Class IS	53	1,300	613	13,037

		342,907		747,549

Automatic conversion of Class B shares to Class A shares
Class A	616	14,862	29	578
Class B	(626)	(14,862)	(29)	(578)

		0		0

Payment for shares redeemed
Class A	(258,927)	(6,087,246)	(136,953)	(2,952,506)
Class B	(13,822)	(334,768)	(8,151)	(165,881)
Class C	(20,904)	(506,622)	(12,040)	(257,661)
Class I	(10,533,646)	(252,978,962)	(14,937,337)	(303,203,097)
Class IS	(251,076)	(6,036,976)	(327,960)	(6,608,387)

		(265,944,574)		(313,187,532)

Net increase (decrease) in net assets resulting from capital share transactions		(25,936,837)		272,174,130

Total increase in net assets		131,231,712		438,676,699
Net assets
Beginning of period		1,299,339,571		860,662,872

End of period		$ 1,430,571,283		$ 1,299,339,571

Overdistributed net investment income		$ (388,350)		$ (1,065)

(a For Class R shares, for the period from October 10, 2003 (commencement of class operations) to March 31, 2004.
See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Strategic Growth Fund (the "Fund") (formerly, Evergreen Select Strategic Growth Fund) is a diversified series of Evergreen Select Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class R, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.62% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $1,277 which represents 0.05% of the average daily net assets of Class A shares. Total amounts subject to recoupment as of March 31, 2004 were $82,114.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2004, the Fund paid brokerage commissions of $268,486 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,008,408,603 and $928,640,917, respectively, for the six months ended March 31, 2004.

21

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

During the six months ended March 31, 2004, the Fund loaned securities to certain brokers. At March 31, 2004, the value of securities on loan and the value of collateral amounted to $48,509,175 and $49,425,484, respectively. During the six months ended March 31, 2004, the Fund earned $22,915 in income from securities lending which is included in dividend income on the Statement of Operations.

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,358,603,091. The gross unrealized appreciation and depreciation on securities based on tax cost was $151,420,690 and $12,496,146, respectively, with a net unrealized appreciation of $138,924,544.

As of September 30, 2003, the Fund had $506,275,364 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$ 73,433,503	$ 212,030,353	$ 76,378,670	$ 144,432,838

Certain portions of the capital loss carryovers of the Fund were assumed as a result of prior acquisitions. Utilization of these capital loss carryovers were limited during the year ended September 30, 2003 in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

22

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. SUBEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.62% and declining to 0.55% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566386 rv1   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Special Equity Fund

Evergreen Special Equity Fund: Semiannual Report as of March 31, 2004

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Special Equity Fund, which covers the six-month period ended March 31, 2004.

Equity investors continued to benefit from the powerful growth in Gross Domestic Product (GDP) and profits over the past six months ended March 31, 2004. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these catalysts, equity investors had the added benefit of the most attractive tax rates on dividends and capital gains in more than 50 years.

After emerging relatively unscathed from the volatile interest rate environment of the third quarter in 2003, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing

LETTER TO SHAREHOLDERS continued

activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

After third quarter 2003 GDP growth in excess of 8%, the U.S. economy was tracking for 4% growth in the fourth quarter. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger profit margin expansion, which propelled earnings higher. The gathering momentum throughout the economy led to upward revisions for fourth quarter earnings, and equities continued to trend higher.

Record levels of productivity growth were enhanced by major increases in capital investment. Indeed, spending on equipment and software grew by approximately 15% in the second half of 2003, and forecasts suggested a similar pace during the first half of 2004. The more productive workers became, however, the less inclined businesses were to increase payrolls. Concerns over a jobless recovery mounted, resulting in temporary periods of volatility within the equity markets. Yet, seemingly every time these concerns increased, Fed officials responded with positive commentary indicating that monetary policy would remain accommodative for a "considerable period."

The momentum in the economy and corporate profitability carried over into the new year. Operating earnings for companies in the Standard & Poor's 500 Index surged

LETTER TO SHAREHOLDERS continued

by 28% in the fourth quarter of 2003 and strong demand in the first quarter led to positive revisions for 2004 earnings forecasts. The equity markets initially responded favorably to the improving outlook for profits, yet pulled back as the quarter progressed due to rising geopolitical tensions. Terrorist activity in Spain and the problems in Iraq at times weighed heavily on investor sentiment. In addition, fears of rising interest rates started to emerge as the investment period concluded.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Timothy M. Stevenson, CFA, CMT
Special Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS1

Portfolio inception date: 3/15/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	8/30/1999	8/30/1999	8/30/1999	3/15/1994	3/15/1994

Nasdaq symbol	ESEAX	ESEBX	ESQCX	ESDDX	ESSEX

6-month return with sales charge	8.07%	9.23%	13.34%	N/A	N/A

6-month return w/o sales charge	14.64%	14.23%	14.34%	14.81%	14.69%

Average annual return*

1 year with sales charge	49.28%	52.18%	56.39%	N/A	N/A

1 year w/o sales charge	58.40%	57.18%	57.39%	58.88%	58.50%

5 year	4.80%	5.03%	5.35%	6.33%	6.11%

10 year	12.30%	12.60%	12.60%	13.23%	13.00%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C, I or IS shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on (1) Class IS from 7/27/1998 to their inception, (2) the performance of the Class A shares of the fund's predecessor fund, CoreFund Special Equity Fund from 2/21/1995 through 7/26/1998, and (3) the original class of shares of the fund's predecessor fund from 3/15/1994 to 2/20/1995. The performance has not been adjusted to reflect the differences in each class' 12b-1 fee. These fees are 0.30% for Class A, 1.00% for Classes B and C and 0.25% for Class IS. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower. Historical performance shown for Class I prior to 7/27/1998 is based on the performance of the Class Y shares of the fund's predecessor fund, CoreFund Special Equity Fund. Historical performance shown for Class IS prior to 7/27/1998 is based on the performance of the Class A shares of the fund's predecessor fund, CoreFund Special Equity Fund from 2/21/1995 through 7/26/1998, and the original class of shares of the fund's predecessor fund from 3/15/1994 to 2/20/1995, and reflects the same 0.25% 12b-1 fee applicable to Class IS.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Special Equity Fund Class A shares,1 versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of March 31, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,			Year Ended June 30,
CLASS A		2003[1]	2002	2001[2]	2001	2000[3]
Net asset value, beginning of period	$10.86	$7.57	$9.83	$11.25	$15.67	$13.97
Income from investment operations
Net investment loss	-0.08	-0.10	-0.06	-0.01	-0.05	-0.04
Net realized and unrealized gains or losses on securities and futures transactions	1.67	3.39	-2.20	-1.41	-2.79	3.93
Total from investment operations	1.59	3.29	-2.26	-1.42	-2.84	3.89
Distributions to shareholders from
Net realized gains	0	0	0	0	-1.58	-2.19
Net asset value, end of period	$12.45	$10.86	$7.57	$9.83	$11.25	$15.67
Total return[4]	14.64%	43.46%	-22.99%	-12.62%	-20.00%	31.20%
Ratios and supplemental data
Net assets, end of period (thousands)	$90,393	$56,644	$26,727	$30,425	$34,927	$35,390
Ratios to average net assets
Expenses[5]	1.55%[6]	1.57%	1.26%	1.24%[6]	1.24%	1.31%[6]
Net investment loss	-1.24%[6]	-1.14%	-0.61%	-0.37%[6]	-0.47%	-0.61%[6]
Portfolio turnover rate	129%	149%	164%	25%	178%	172%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   For the period from August 30, 1999 (commencement of class operations), to June 30, 2000.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,			Year Ended June 30,
CLASS B		2003[1]	2002	2001[2]	2001	2000[3]
Net asset value, beginning of period	$10.54	$7.40	$9.67	$11.09	$15.59	$13.97
Income from investment operations
Net investment loss	-0.11	-0.16	-0.15	-0.03	-0.12	-0.08
Net realized and unrealized gains or losses on securities and futures transactions	1.61	3.30	-2.12	-1.39	-2.80	3.89
Total from investment operations	1.50	3.14	-2.27	-1.42	-2.92	3.81
Distributions to shareholders from
Net realized gains	0	0	0	0	-1.58	-2.19
Net asset value, end of period	$12.04	$10.54	$7.40	$9.67	$11.09	$15.59
Total return[4]	14.23%	42.43%	-23.47%	-12.80%	-20.67%	30.54%
Ratios and supplemental data
Net assets, end of period (thousands)	$39,615	$34,722	$28,404	$40,477	$46,795	$40,898
Ratios to average net assets
Expenses[5]	2.25%[6]	2.28%	2.01%	1.99%[6]	1.99%	2.06%[6]
Net investment loss	-1.94%[6]	-1.83%	-1.35%	-1.12%[6]	-1.21%	-1.36%[6]
Portfolio turnover rate	129%	149%	164%	25%	178%	172%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   For the period from August 30,1999 (commencement of class operations), to June 30, 2000.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	March 31, 2004 (unaudited)[1]	Year Ended September 30,			Year Ended June 30,
CLASS C		2003[1]	2002	2001[2]	2001	2000[3]
Net asset value, beginning of period	$10.53	$7.40	$9.67	$11.09	$15.59	$13.97
Income from investment operations
Net investment loss	-0.11	-0.16	-0.16	-0.03	-0.14	-0.09
Net realized and unrealized gains or losses on securities and futures transactions	1.62	3.29	-2.11	-1.39	-2.78	3.90
Total from investment operations	1.51	3.13	-2.27	-1.42	-2.92	3.81
Distributions to shareholders from
Net realized gains	0	0	0	0	-1.58	-2.19
Net asset value, end of period	$12.04	$10.53	$7.40	$9.67	$11.09	$15.59
Total return[4]	14.34%	42.30%	-23.47%	-12.80%	-20.67%	30.53%
Ratios and supplemental data
Net assets, end of period (thousands)	$24,012	$18,723	$13,982	$20,208	$23,510	$25,769
Ratios to average net assets
Expenses[5]	2.25%[6]	2.28%	2.01%	1.98%[6]	1.99%	2.06%[6]
Net investment loss	-1.94%[6]	-1.83%	-1.36%	-1.12%[6]	-1.23%	-1.36%[6]
Portfolio turnover rate	129%	149%	164%	25%	178%	172%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   For the period from August 30, 1999 (commencement of class operations), to June 30, 2000.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,			Year Ended June 30,
CLASS I		2003[1]	2002	2001[2]	2001	2000	1999[3]
Net asset value, beginning of period	$11.14	$7.74	$10.02	$11.46	$15.92	$14.20	$11.25
Income from investment operations
Net investment loss	-0.06	-0.07	-0.04	-0.01	-0.03	-0.05	-0.02
Net realized and unrealized gains or losses on securities and futures transactions	1.71	3.47	-2.24	-1.43	-2.85	3.96	4.15
Total from investment operations	1.65	3.40	-2.28	-1.44	-2.88	3.91	4.13
Distributions to shareholders from
Net realized gains	0	0	0	0	-1.58	-2.19	-1.18
Net asset value, end of period	$12.79	$11.14	$7.74	$10.02	$11.46	$15.92	$14.20
Total return	14.81%	43.93%	-22.75%	-12.57%	-19.92%	30.89%	42.02%
Ratios and supplemental data
Net assets, end of period (thousands)	$296,671	$247,412	$214,871	$251,463	$264,723	$192,146	$116,966
Ratios to average net assets
Expenses[4]	1.25%[5]	1.28%	1.01%	0.99%[5]	0.99%	1.05%	1.06%
Net investment loss	-0.94%[5]	-0.82%	-0.36%	-0.13%[5]	-0.22%	-0.35%	-0.36%
Portfolio turnover rate	129%	149%	164%	25%	178%	172%	99%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   Effective at the close of business on July 24,1998, Evergreen Special Equity Fund acquired the net assets of CoreFund Special Equity Fund ("Core Fund"). CoreFund was the accounting and performance survivor in this transaction. CoreFund Class Y shareholders received Class I shares of Evergreen Special Equity Fund. The financial highlights for periods prior to July 27, 1998 are those of Class Y shares of CoreFund.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,			Year Ended June 30,
CLASS IS		2003[1]	2002	2001[2]	2001	2000	1999[3]
Net asset value, beginning of period	$10.89	$7.59	$9.84	$11.27	$15.70	$14.05	$11.18
Income from investment operations
Net investment loss	-0.06	-0.09	-0.07	0	-0.05	-0.10	-0.06
Net realized and unrealized gains or losses on securities and futures transactions	1.66	3.39	-2.18	-1.43	-2.80	3.94	4.11
Total from investment operations	1.60	3.30	-2.25	-1.43	-2.85	3.84	4.05
Distributions to shareholders from
Net realized gains	0	0	0	0	-1.58	-2.19	-1.18
Net asset value, end of period	$12.49	$10.89	$7.59	$9.84	$11.27	$15.70	$14.05
Total return	14.69%	43.48%	-22.87%	-12.69%	-20.02%	30.70%	41.55%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,518	$2,878	$3,107	$4,680	$5,349	$7,835	$4,043
Ratios to average net assets
Expenses[4]	1.50%[5]	1.53%	1.26%	1.23%[5]	1.24%	1.30%	1.31%
Net investment loss	-1.19%[5]	-1.07%	-0.60%	-0.37%[5]	-0.48%	-0.61%	-0.61%
Portfolio turnover rate	129%	149%	164%	25%	178%	172%	99%

[1]   Net investment loss is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   Effective at the close of business on July 24, 1998, Evergreen Special Equity Fund acquired the net assets of CoreFund Special Equity Fund ("CoreFund"). CoreFund was the accounting and performance survivor in this transaction. CoreFund Class A and Class B shareholders received Class IS shares of Evergreen Special Equity Fund. The financial highlights for periods prior to July 27, 1998 are those of Class A shares of CoreFund.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 16.7%
Auto Components 0.4%
Quantum Fuel Systems Technologies (p)	212,354	$ 1,683,967
Automobiles 0.9%
Monaco Coach Corp. *	147,527	3,953,724
Food Products 0.4%
Pilgrims Pride Corp. (p)	79,937	1,792,987
Hotels, Restaurants & Leisure 1.3%
Ameristar Casinos, Inc. *	95,016	3,206,695
GTECH Holdings Corp. *	30,951	1,830,442
Station Casinos, Inc. (p)	22,567	996,784
6,033,921
Household Durables 0.5%
Jarden Corp. *(p)	70,511	2,503,846
Internet & Catalog Retail 0.8%
Insight Enterprises, Inc. *	190,283	3,662,948
Leisure Equipment & Products 0.7%
Marvel Enterprises, Inc. *(p)	162,789	3,123,921
Media 0.6%
Getty Images, Inc. *	46,455	2,507,641
Specialty Retail 8.0%
Aaron Rents, Inc., Class B	116,888	2,909,342
Aeropostale, Inc. *	127,998	4,641,208
Ann Taylor Stores Corp. *	58,179	2,490,061
Big 5 Sporting Goods Corp.	105,125	2,654,406
Brookstone, Inc.	98,564	2,711,496
GameStop Corp., Class A *(p)	225,638	4,065,997
Jos. A. Bank Clothiers, Inc. *(p)	47,650	1,715,400
Pacific Sunwear of California, Inc. *	76,167	1,869,138
TBC Corp. *	127,039	3,731,135
Tractor Supply Co. *	109,721	4,248,397
West Marine, Inc. *(p)	51,354	1,635,625
Zale Corp. *	61,389	3,778,493
36,450,698
Textiles, Apparel & Luxury Goods 3.1%
Kellwood Co.	45,458	1,784,226
Quiksilver, Inc. *	99,742	2,179,363
Reebok International, Ltd.	88,368	3,654,017
Timberland Co., Class A *	56,090	3,334,550
Wolverine World Wide, Inc.	121,784	2,938,648
13,890,804
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 1.1%
Food & Staples Retailing 0.9%
7-Eleven, Inc. *	121,701	$ 1,846,204
Pantry, Inc.	109,039	2,172,057
4,018,261
Household Products 0.2%
Sola International, Inc. *	44,559	1,035,997
ENERGY 2.2%
Energy Equipment & Services 0.4%
Matrix Service Co. (p)	139,452	1,886,786
Oil & Gas 1.8%
Edge Petroleum Corp.	152,764	2,230,354
KCS Energy, Inc. *	250,338	2,678,617
Patina Oil & Gas Corp.	120,482	3,162,652
8,071,623
FINANCIALS 12.1%
Commercial Banks 1.7%
East West Bancorp, Inc.	28,017	1,568,952
PrivateBancorp, Inc. (p)	34,223	1,765,222
Sun Bancorp, Inc. (p)	70,729	1,788,737
UCBH Holdings, Inc.	67,350	2,696,694
7,819,605
Consumer Finance 1.8%
Cash America International, Inc. (p)	207,996	4,794,308
World Acceptance Corp. *	178,005	3,472,877
8,267,185
Diversified Financial Services 3.8%
ACE Cash Express, Inc. *(p)	141,252	4,258,748
Compucredit Corp. *	142,993	3,022,872
First Cash Financial Services (p)	76,559	2,574,679
First Republic Bank of San Francisco	67,871	2,617,106
Instinet Group, Inc. *	448,263	3,160,254
Saxon Capital, Inc. *	61,198	1,738,635
17,372,294
Insurance 1.5%
Delphi Financial Group, Inc.	89,563	3,763,437
ProAssurance Corp. *	80,359	2,812,565
6,576,002
Real Estate 1.8%
Omega Healthcare Investors, REIT	409,038	4,446,243
Redwood Trust, Inc. (p)	57,450	3,571,666
8,017,909
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 1.1%
Firstfed Financial Corp. *	58,846	$ 2,714,566
New Century Financial Corp. (p)	46,417	2,254,010
4,968,576
HEALTH CARE 18.4%
Biotechnology 2.1%
Dyax Corp. *(p)	74,763	769,311
Encysive Pharmaceuticals, Inc.	134,603	1,383,719
Invitrogen Corp. *	55,471	3,976,716
Martek Biosciences Corp. *(p)	30,770	1,753,890
Nuvelo, Inc. (p)	116,741	1,466,267
9,349,903
Health Care Equipment & Supplies 7.8%
Alaris Medical Systems, Inc.	207,380	3,867,637
Align Technology, Inc. *(p)	199,389	3,790,385
Cooper Companies, Inc.	51,023	2,755,242
Epix Medical, Inc. *(p)	45,015	934,061
Gen-Probe, Inc.	51,060	1,705,915
Inamed Corp. *	24,269	1,293,052
Kensey Nash Corp. *(p)	78,538	1,935,962
LCA Vision, Inc. *(p)	182,640	4,286,561
Matthews International Corp., Class A	43,802	1,454,226
Respironics, Inc. *	86,572	4,676,619
United Surgical Partners *	126,670	4,299,180
VISX, Inc. *	231,086	4,510,799
35,509,639
Health Care Providers & Services 4.2%
American Healthways, Inc. (p)	129,598	3,164,783
Centene Corp.	59,318	1,814,538
Province Healthcare Co. *	256,701	4,081,546
Select Medical Corp.	292,062	4,877,435
VCA Antech, Inc. *	94,585	3,370,064
Ventiv Health, Inc. *	137,434	1,911,707
19,220,073
Pharmaceuticals 4.3%
Bradley Pharmaceuticals, Inc., Class A *(p)	106,892	2,691,541
Hollis Eden Pharmaceuticals *(p)	75,147	725,169
Indevus Pharmaceuticals, Inc. *(p)	422,762	2,557,710
Introgen Therapeutics, Inc. (p)	264,546	2,256,577
Ligand Pharmaceuticals, Inc., Class B *	117,064	2,352,986
MGI Pharma, Inc. *	70,129	4,296,103
Salix Pharmaceuticals, Ltd.	157,321	4,565,455
19,445,541
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 18.9%
Aerospace & Defense 0.9%
Innovative Solutions & Support (p)	111,679	$ 1,543,404
Moog, Inc., Class A *	76,136	2,597,760
4,141,164
Air Freight & Logistics 1.6%
J.B. Hunt Transport Services, Inc. *	163,734	4,612,387
Pacer International, Inc. *	129,892	2,862,819
7,475,206
Airlines 0.9%
Continental Airlines, Inc., Class B *(p)	82,080	1,028,462
Skywest, Inc.	148,236	2,852,061
3,880,523
Commercial Services & Supplies 5.2%
Banta Corp.	61,345	2,839,660
Corporate Executive Board Co.	78,382	3,683,954
Corrections Corporation of America *	54,438	1,937,993
Gevity HR, Inc. (p)	139,751	4,080,729
Imagistics International, Inc. *	86,428	3,807,154
Labor Ready, Inc. *(p)	130,383	1,762,778
Mine Safety Appliances Co.	71,728	2,034,206
Stericycle, Inc. *	72,822	3,485,261
23,631,735
Construction & Engineering 1.1%
Dycom Industries, Inc. *	193,459	5,130,533
Electrical Equipment 1.5%
American Superconductor Corp. *(p)	145,784	1,866,035
II-VI, Inc. *	38,753	947,511
Littelfuse, Inc.	101,774	3,785,993
6,599,539
Machinery 5.0%
Briggs & Stratton Corp.	58,684	3,959,410
Ceradyne, Inc. *(p)	63,963	2,312,263
Crane Co.	29,956	988,548
Cummins, Inc.	72,707	4,249,724
Dionex Corp. *	73,740	3,893,472
Graco, Inc.	66,267	1,929,032
Middleby Corp. (p)	49,337	2,253,714
Terex Corp. *	90,432	3,343,271
22,929,434
Road & Rail 1.3%
Genesee & Wyoming, Inc., Class A *	135,044	3,335,574
Marten Transport, Ltd. (p)	146,203	2,777,857
6,113,431
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.8%
MSC Industrial Direct Co., Inc., Class A	118,856	$ 3,559,737
Transportation Infrastructure 1.0%
General Maritime Corp. (p)	178,919	4,499,813
INFORMATION TECHNOLOGY 27.1%
Communications Equipment 4.5%
Applied Signal Technology, Inc. (p)	108,927	2,975,886
Captaris, Inc. *	239,707	1,318,388
Comtech Telecommunications	176,889	4,103,825
F5 Networks, Inc. *	52,774	1,786,400
Foundry Networks, Inc. *	94,509	1,622,719
Intervoice Brite, Inc.	168,132	2,836,387
Plantronics, Inc. *	84,421	3,090,653
Westell Technologies, Class A *	385,779	2,816,187
20,550,445
Computers & Peripherals 0.7%
Electronics for Imaging, Inc. *	129,461	3,180,857
Electronic Equipment & Instruments 4.7%
Benchmark Electronics, Inc. *	66,007	2,077,900
California Micro Devices Corp. (p)	188,378	2,505,427
FLIR Systems, Inc. *	66,257	2,525,717
Metrologic Instruments, Inc. (p)	124,282	2,908,199
ROFIN-SINAR Technologies, Inc. *(p)	30,406	907,619
Rogers Corp. *	78,338	4,180,899
Trimble Navigation, Ltd. *	124,574	2,856,482
TTM Technologies *(p)	268,383	3,306,479
21,268,722
Internet Software & Services 2.8%
Digitas, Inc. (p)	337,791	3,475,869
EarthLink, Inc. *	102,020	903,897
Opsware, Inc. *(p)	125,112	945,847
Tyler Technologies, Inc. (p)	296,435	2,878,384
United Online, Inc. *(p)	142,556	2,374,983
Valueclick, Inc.	182,956	1,975,925
12,554,905
Semiconductors & Semiconductor Equipment 9.9%
Advanced Energy Industries, Inc. *(p)	102,843	2,096,969
Conexant Systems, Inc.	782,168	4,818,155
Helix Technology Corp.	100,939	2,447,771
Integrated Silicon Solution *	221,382	3,927,317
Kulicke & Soffa Industries, Inc. *(p)	333,286	3,906,112
LTX Corp. *	264,373	3,992,032
Microsemi Corp. *	371,289	5,079,233
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
OmniVision Technologies, Inc. *(p)	86,165	$ 2,353,166
Orbotech, Ltd.	79,439	1,910,508
Silicon Laboratories, Inc. *(p)	90,263	4,773,107
Silicon Storage Technology, Inc. *	372,545	4,820,732
Ultratech Stepper, Inc. *	76,543	1,784,217
Vitesse Semiconductor Corp. *	468,628	3,322,573
45,231,892
Software 4.5%
ANSYS, Inc. *	117,949	4,687,293
Aspect Communications, Inc. *	288,801	4,525,512
Corillian Corp. (p)	326,686	1,617,096
Progress Software Corp. *	183,586	4,404,228
Secure Computing Corp. *	87,961	1,438,162
SupportSoft, Inc. *(p)	158,741	1,747,738
Transaction Systems Architects, Inc., Class A *	83,243	1,926,243
20,346,272
MATERIALS 1.7%
Chemicals 0.7%
MacDermid, Inc.	42,025	1,478,860
RPM, Inc.	113,570	1,878,448
3,357,308
Construction Materials 0.3%
Florida Rock Industries, Inc.	32,102	1,353,099
Metals & Mining 0.7%
Commercial Metals Co.	30,939	985,098
Ryerson Tull, Inc.	165,995	2,172,874
3,157,972
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunications Services 0.2%
Western Wireless Corp., Class A *(p)	36,519	853,449
Total Common Stocks (cost $396,730,934)		446,979,887
SHORT-TERM INVESTMENTS 18.2%
MUTUAL FUND SHARES 18.2%
Evergreen Institutional Money Market Fund (o)	7,332,345	7,332,345
Navigator Prime Portfolio (pp)	75,113,520	75,113,520
Total Short-Term Investments (cost $82,445,865)		82,445,865
Total Investments (cost $479,176,799) 116.6%		529,425,752
Other Assets and Liabilities (16.6%)		(75,215,934)
Net Assets 100.0%		$ 454,209,818
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

*	Non-income producing security
(p)	All or a portion of this security is on loan
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004  (unaudited)

Assets
Identified cost of securities	$ 479,176,799
Net unrealized gains on securities	50,248,953

Market value of securities	529,425,752
Cash	500,665
Receivable for securities sold	5,355,590
Receivable for Fund shares sold	497,587
Dividends receivable	127,090
Receivable for securities lending income	10,218
Prepaid expenses and other assets	97,774

Total assets	536,014,676

Liabilities
Payable for securities purchased	6,408,414
Payable for Fund shares redeemed	237,407
Payable for securities on loan	75,113,520
Advisory fee payable	11,396
Distribution Plan expenses payable	2,506
Due to other related parties	2,766
Accrued expenses and other liabilities	28,849

Total liabilities	81,804,858

Net assets	$ 454,209,818

Net assets represented by
Paid-in capital	$ 474,493,805
Undistributed net investment loss	(2,472,920)
Accumulated net realized losses on securities and futures contracts	(68,060,020)
Net unrealized gains on securities	50,248,953

Total net assets	$ 454,209,818

Net assets consists of
Class A	$ 90,393,092
Class B	39,615,286
Class C	24,012,237
Class I	296,671,017
Class IS	3,518,186

Total net assets	$ 454,209,818

Shares outstanding
Class A	7,258,830
Class B	3,289,179
Class C	1,994,199
Class I	23,186,991
Class IS	281,589

Net asset value per share
Class A	$ 12.45
Class A -- Offering price (based on sales charge of 5.75%)	$ 13.21
Class B	$ 12.04
Class C	$ 12.04
Class I	$ 12.79
Class IS	$ 12.49

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2004  (unaudited)

Investment income
Dividends	$ 510,063
Securities lending income	101,450
Income from affiliate	65,352

Total investment income	676,865

Expenses
Advisory fee	1,998,665
Distribution Plan expenses
Class A	119,261
Class B	195,030
Class C	113,381
Class IS	4,130
Administrative services fee	217,054
Transfer agent fees	391,334
Trustees' fees and expenses	3,670
Printing and postage expenses	21,757
Custodian and accounting fees	57,689
Registration and filing fees	11,669
Professional fees	11,485
Interest expense	486
Other	706

Total expenses	3,146,317
Less: Expense reductions	(877)
Expense reimbursements	(1,320)

Net expenses	3,144,120

Net investment loss	(2,467,255)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	74,269,081
Net change in unrealized gains or losses on securities	(17,567,816)

Net realized and unrealized gains or losses on securities	56,701,265

Net increase in net assets resulting from operations	$ 54,234,010

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2004		Year Ended
	(unaudited)		September 31, 2003

Operations
Net investment loss		$ (2,467,255)		$ (3,056,047)
Net realized gains on securities		74,269,081		9,540,757
Net change in unrealized gains or losses on securities		(17,567,816)		101,808,056

Net increase in net assets resulting from operations		54,234,010		108,292,766

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,166,416	38,848,125	3,394,782	31,974,324
Class B	332,529	3,942,818	297,130	2,667,330
Class C	512,368	6,075,139	422,694	3,774,418
Class I	7,658,295	96,308,584	6,385,711	60,032,754
Class IS	83,601	1,044,752	87,282	771,663

		146,219,418		99,220,489

Automatic conversion of Class B shares to Class A shares
Class A	48,643	591,916	81,687	709,421
Class B	(50,203)	(591,916)	(83,902)	(709,421)

		0		0

Payment for shares redeemed
Class A	(1,172,631)	(14,269,122)	(1,789,110)	(15,179,550)
Class B	(288,672)	(3,413,592)	(757,181)	(6,150,227)
Class C	(295,818)	(3,504,313)	(535,638)	(4,519,220)
Class I	(6,687,832)	(84,626,595)	(11,925,044)	(106,474,067)
Class IS	(66,346)	(809,231)	(232,557)	(1,902,497)

		(106,622,853)		(134,225,561)

Net increase (decrease) in net assets resulting from capital share transactions		39,596,565		(35,005,072)

Total increase in net assets		93,830,575		73,287,694
Net assets
Beginning of period		360,379,243		287,091,549

End of period		$ 454,209,818		$ 360,379,243

Undistributed net investment loss		$ (2,472,920)		$ (5,665)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Special Equity Fund (the "Fund") is a diversified series of Evergreen Select Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.92% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $1,320. Total amounts subject to recoupment as of March 31, 2004 were $30,566.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2004 the transfer agent fees were equivalent to an annual rate of 0.18% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2004, the Fund paid brokerage commissions of $218,143 to Wachovia Securities, LLC.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $585,983,909 and $543,047,164, respectively, for the six months ended March 31, 2004.

During the six ended March 31, 2004, the Fund loaned securities to certain brokers. At March 31, 2004, the value of securities on loan and the value of collateral amounted to $71,867,782 and $75,113,520, respectively.

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $480,897,422. The gross unrealized appreciation and depreciation on securities based on tax cost was $58,812,861 and $10,284,531, respectively, with a net unrealized appreciation of $48,528,330.

As of September 30, 2003, the Fund had $141,899,934 in capital loss carryovers for federal income tax purposes with $91,355,348 expiring in 2009, $7,509,457 expiring in 2010 and $43,035,129 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2004, the Fund had average borrowings outstanding of $32,400 on an annualized basis at a rate of 1.50% and paid interest of $486.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.92% and declining to 0.70% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566388 rv1   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 5/26/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 5/26/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 5/26/2004